Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Income Taxes (Details) [Line Items]
Net operating loss carryforwards					$ 46,300,000
Expired amount					$ 646,000
CleanTech Acquisition Corp [Member]
Income Taxes (Details) [Line Items]
Operating loss						$ 990,823
Valuation allowance						$ 271,562
Effective tax rate, percentage	(1.60%)	0.00%	1.10%	21.00%